RELATED PARTIES	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
RELATED PARTIES

30.    RELATED PARTIES

Related parties include the Sistema Public Joint-Stock Financial Corporation or “Sistema”, a shareholder of the Group, subsidiaries and shareholders of Sistema, affiliated companies, associates and joint ventures.

Terms and conditions of transactions with related parties – Outstanding balances as of December 31, 2022 and 2021, were unsecured except accounts receivable from Business Nedvizhimost in amount of RUB 1,399 million, which were secured by buildings pledged as collateral. Settlements with related parties are made on a cash basis. There have been no guarantees provided or received for any related party receivables or payables. As of December 31, 2022, the Group had no significant amounts of credit impairment relating to the receivables owed by related parties as well as impairment expenses recognized during the years ended December 31, 2022, 2021 and 2020.

The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Balances of related parties’ transactions were as follows:

	December 31,
	2022	2021
ASSETS FROM RELATED PARTIES

NON-CURRENT ASSETS:
Advances for property, plant and equipment
Sistema's subsidiaries	1,211	1,347
Other related parties	11	34
Right-of-use assets, Gross Book Value
Sistema's subsidiaries	3,832	4,432
Other related parties	101	111
Right-of-use assets, Accumulated Depreciation
Sistema's subsidiaries	(1,017)	(1,586)
Other related parties	(48)	(46)
Other investments
Sistema's subsidiaries	3,211	117
The Group’s associates	2,035	625
Other related parties	3	2
Accounts receivable, related parties
Sistema's subsidiaries	1,290	5,000
Key management personnel of the Group, its parent and shareholders	477	—
Bank deposits and loans to customers
Sistema's subsidiarie	693	1,179
Sistema's associates	283	2,587
Other assets
Key management personnel of the Group, its parent and shareholders	355	—
Total non-current assets	12,437	13,802

CURRENT ASSETS:
Accounts receivable, related parties
Sistema's subsidiaries	1,502	1,255
The Group’s associates	823	911
Other related parties	318	121
Bank deposits and loans to customers
Sistema's subsidiaries	5,550	820
Key management personnel of the Group, its parent and shareholders	341	87
Sistema's associates	287	2,078
Short-term investments
Sistema's subsidiaries	4,125	2,377
Sistema, parent company	2,156	1,443
Cash and cash equivalents
Sistema's subsidiaries	520	1,311
Other financial assets
Sistema, parent company	2,010	1,829
Sistema's subsidiaries	509	300
Other related parties	109	109
Other assets
Key management personnel of the Group, its parent and shareholders	1,402	—
Sistema's subsidiaries	1,026	1,059
Other related parties	585	83
Total current assets	22,054	13,783
TOTAL ASSETS FROM RELATED PARTIES	34,491	27,585

LIABILITIES TO RELATED PARTIES
NON-CURRENT LIABILITIES:
Borrowings
The Group’s associates	2,745	—
Lease obligations
Sistema's subsidiaries	3,103	3,968
Other related parties	49	70
Bank deposits and liabilities
Key management personnel of the Group, its parent and shareholders	2,920	1,433
Other financial liabilities
The Group’s associates	2,081	—
Total non-current liabilities	10,898	5,471

CURRENT LIABILITIES:
Accounts payable, related parties
Sistema's subsidiaries	658	2,756
Sistema's associates	523	632
The Group’s associates	270	711
Other related parties	—	8
Borrowings
The Group’s associates	454	2,129
Other related parties	12	11
Lease obligations
Sistema's subsidiaries	487	551
Other related parties	10	13
Bank deposits and liabilities
Key management personnel of the Group, its parent and shareholders	38,276	32,886
Sistema's subsidiaries	26,426	22,312
Sistema's associates	5,797	9,163
Sistema, parent company	946	2,042
Other related parties	470	376
Total current liabilities	74,329	73,590
TOTAL LIABILITIES TO RELATED PARTIES	85,227	79,061

Operating transactions – During the twelve months ended December 31, 2022, 2021 and 2020 the Group provided the following services to related parties – electricity supply by LLC “MTS Energo”, Internet and video/image transmission services, integration services, roaming, interconnect and other telecommunication services, banking services.

At the same time, the Group incurred security expenses, roaming and interconnect expenses, transfer of line-cable structures, dismantling equipment expenses, rent expenses and other expenses, and recognized income from scrap metal sales and other operations.

	2022	2021	2020
Revenue
Sistema's subsidiaries	5,252	4,294	4,371
Sistema's associates	1,013	752	615
The Group's associates	289	622	418
Other related parties	418	691	428
TOTAL REVENUE	6,972	6,359	5,832

Cost of services
Sistema's subsidiaries	4,182	2,143	599
Key management personnel of the Group, its parent and shareholders	1,719	1,476	1,830
Sistema, parent company	571	233	141
Other related parties	666	454	272

Selling, general and administrative expenses
Key management personnel of the Group, its parent and shareholders	5,079	4,256	2,003
Other related parties	864	812	691

Other operating income / (expense)
Sistema's subsidiaries	74	2,831	2,160
Other related parties	(1)	59	(13)
OPERATING PROFIT / (LOSS)	(6,036)	(125)	2,443

Finance income / (loss)
Sistema's subsidiaries	852	935	1,492
Other related parties	(81)	(28)	239

Other non-operating income / (expense)
The Group's associates	(221)	—	(278)
Other related parties	(116)	41	—
PROFIT BEFORE TAX	(5,602)	823	3,896

During the years ended December 31, 2022, 2021 and 2020, the Group acquired property, plant and equipment and intangible assets from the related parties in the amount of:

	2021	2021	2020
Sistema's subsidiaries	15,061	10,330	3,324
Sistema's associates	270	2,530	6,299
Other related parties	87	122	239
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	15,418	12,982	9,862

As of December 31, 2022 and 2021, the Group had Contingent liabilities on loans and undrawn credit lines from the related parties in the amount of:

	December 31,
	2022	2021

Sistema's subsidiaries	188	634
Other related parties	41	64
Total contingent liabilities on loans and undrawn credit lines	229	698

Guarantees are contracts that provide compensation if another party fails to perform a contractual obligation. Such contracts do not transfer credit risk. The risk under the performance guarantee contract represents the possibility that an insured event will occur (i.e. another party to the contract fails to perform a contractual obligation). Warranty claims must be made prior to the expiration of the contract. During the years ended December 31, 2022, 2021 and 2020, the Group provided Guarantees and similar commitments to the related parties in the amount of:

	2022	2021	2020

Sistema's subsidiaries	658	14	344
Other related parties	976	1,077	679

Total guarantees and similar commitments	1,634	1,091	1,023

Lease payments

During the years ended December 31, 2022, 2021 and 2020, the Group made lease payments (capitalized in accordance with IFRS 16) in the amount of RUB 1,240 million, RUB 1,361 million and RUB 1,530 million, respectively, to the related parties.

Business Nedvizhimost

In December 2021, the Group purchased 5-year 10.8% coupon notes of JSC “Business-Nedvizhimost” or “Business-Nedvizhimost”, in the amount of RUB 2,100 million. The notes were accounted as financial assets at fair value through profit and loss and disclosed within short-term investments in the accompanying consolidated statements of financial position. As of December 31, 2022 and 2021, the investment amounted to RUB 2,105 million and RUB 2,105 million respectively.

In April 2022, the Group entered into a novation agreement in respect to the disposal of property to Business Nedvizhimost in 2019. Under the terms of new agreement part of the receivables were converted to a loan with a similar repayment schedule and interest rate. The loan is payable by “Sistema-Invest” JSC, Sistema’s subsidiary. As of December 31, 2022, the amount of the loan was recognized as part of other investments and short-term investments in the accompanying consolidated statements of financial position totaled to RUB 3,095 million and RUB 164 million, respectively. During the year ended December 31, 2022 the Group recognized expenses from discounting in the amount of RUB 380 million as part of financial expenses.

Sistema

The Group holds Sistema notes that were accounted as financial assets at fair value through profit and loss and disclosed within short-term investments in the accompanying consolidated statements of financial position. As of June December 31, 2022 and 2021, the investment amounted to RUB 1,459 million and RUB 1,443 million respectively.

Nvision Group

The Group acquires software, services and other intangible assets from Nvision Group, a subsidiary of Sistema

The purchases of software, services and other intangible assets during the years ended December 31, 2022 and 2021, amounted to RUB 11,466 million and RUB 7,181 million, respectively.

Visionlabs Group

In February 2022, the Group purchased of 24% in Visionlabs Group from Sistema Venture Capital Fund I, and since then it is considered a subsidiary instead of related party of the Group.

Remuneration of key management personnel

Key management personnel of the Group are members of the Board of Directors and Management Board. During the years ended December 31, 2022, 2021 and 2020, their total remuneration amounted to RUB 2,864 million, RUB 2,406 million and RUB 1,309 million, respectively, including social contributions of RUB 730 million, RUB 501 million and RUB 214 million, respectively. These amounts comprised of RUB 1,453 million, RUB 1,008 million and RUB 690 million in base salaries and 1,412 RUB million, RUB 1,398 million and RUB 619 million in bonuses paid pursuant to a bonus plan, respectively (including social contributions).

The management and directors are also entitled to cash-settled and equity-settled share-based payments. Related compensation accrued during the years ended December 31, 2022, 2021 and 2020, amounted to RUB 3,465 million, RUB 3,328 million and RUB 694 million, respectively, including social contributions amounted to RUB 254 million, RUB 338 million and RUB 79 million, respectively. For more details, see Note